Property, Plant and Equipment: (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment Detailsabstract [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	11,677,534
Cost: Furniture and office equipment	469,569	587,126
Accumulated Depreciation: Furniture and office equipment	(333,828)	(503,216)
Net: Furniture and office equipment	135,741	83,910
Cost: Transportation equipment	491,025	489,560
Accumulated Depreciation: Transportation equipment	(34,622)	0
Net: Transportation equipment	456,403	489,560
Cost: Leasehold improvements	51,658	39,185
Accumulated Depreciation: Leasehold improvements	(11,063)	(7,655)
Net: Leasehold improvements	40,595	31,530
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	13,039,786	13,143,405
Total Accumulated Depreciation property, plant and equipment	(379,513)	(510,871)
Total net, property, plant and equipment	$ 12,660,273	$ 12,632,534